Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2014
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables
LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2014	2013
Receivables	$459	$8,284
Unbilled receivables	212,266	234,292
	$212,725	$242,576

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2016 - 2019. Long-term trade and unbilled receivables are mainly related to the IMOD.